Advances - Summary of Advances to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 18, 2008
Related Party Transaction Due From To Related Party [Line Items]
Advances of related party	$ 250	$ 250	$ 250	$ 250
BioTime, Inc. [Member]
Related Party Transaction Due From To Related Party [Line Items]
Advances of related party	$ 250	$ 250	$ 250